FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:           /  /       (a)

               or fiscal year ending:       12/31/99     (b)

Is this a transition report? (Y/N)  N
                                   --

Is this an amendment to a previous filing? (Y/N)   N
                                                 -----

Those items or sub-items with a box "|X|" after the time number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name:  Amadeo Trust

    B.  File Number:  811 - 09409

    C.  Telephone Number: (702) 654-1032

2.  A.  Street: 233 South 4th Street, Suite 305-I1

    B.  City:  Las Vegas   C.  State:  NV    D.  Zip Code:  89101   Zip Ext:

    E.  Foreign Country:                   Foreign Postal Code:

3.  Is this first filing on this form by Registrant? (Y/N)             Y
                                                          --------------------
4.  Is this the last filing on this form by Registrant? (Y/N)          N
                                                             -----------------
5.  Is Registrant a small business investment company (SBIC)? (Y/N)    N
                                                                   -----------
    [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)? (Y/N)                 Y
                                                      ------------------------
    [If answer is "Y" (Yes) complete only items 111 through 132.]

For period ending   12/31/99                          -----------------------
                                                      If filing more than one
File number 811-09409                                 Page 1, "X" box:   /  /
                                                      -----------------------


111.  C.  |X|  Depositor Name (if any):    Amadeo, Inc.
                                      -----------------------------------------
      D.  |X|  File Number (if any):
      E.  |X|  City: Las Vegas  State:  NV    Zip Code: 89101   Zip Ext.:
                                        --              -----             ----

               Foreign Country:                         Foreign Postal Code:
                                 ---------------

111.  A.  |X|  Depositor Name (if any):
                                      -----------------------------------------
      B.  |X|  File Number (if any):
      C.  |X|  City:          State:            Zip Code:           Zip Ext.:
                     ------          --------             ------
               Foreign Country:               Foreign Postal Code:
                                 -----------                        -----------

112.  A.  |X|  Sponsor Name (if any):
                                      -----------------------------------------
      B.  |X|  File Number (if any):
      C.  |X|  City:          State:            Zip Code:           Zip Ext.:
                     ------          --------             ------
               Foreign Country:                Foreign Postal Code:
                                 ------------                       -----------

112.  A.  |X|  Sponsor Name (if any):
                                      -----------------------------------------
      B.  |X|  File Number (if any):
      C.  |X|  City:          State:            Zip Code:           Zip Ext.:
                     ------          --------             ------
               Foreign Country:                Foreign Postal Code:
                                 ------------                       -----------

For period ending   12/31/99                          -----------------------
                                                      If filing more than one
File number 811-09409                                 Page 2, "X" box:   /  /
                                                      -----------------------


113.  A.  |X|  Trustee Name: Bank of America, N.A.
                             -------------------------------------------------
      B.  |X|  City: Charlotte  State:  NC    Zip Code: 28255    Zip Ext.:
                     ---------          ---             -----             ----
      C.  |X|  Foreign Country:                     Foreign Postal Code:
                                 --------------

113.  A.  |X|  Trustee Name:

      B.  |X|  City:          State:            Zip Code:           Zip Ext.:
                     ------          --------             ------
      C.  |X|  Foreign Country:                Foreign Postal Code:
                                 ------------                       -----------

114.  A.  |X|  Principal Underwriter Name:
      B.  |X|  File Number:  8-
      C.  |X|  City:          State:            Zip Code:           Zip Ext.:
                     ------          --------             ------
               Foreign Country:                Foreign Postal Code:
                                 ------------                       -----------

114.  A.  |X|  Principal Underwriter Name:
                                           ------------------------------------
      B.  |X|  File Number:  8-
                               -------------
      C.  |X|  City:         State:          Zip Code:         Zip Ext.:
                     -----          -------            ------            -----
               Foreign Country:                Foreign Postal Code:
                                 ------------                       -----------

115.  A.  |X|  Independent Public Accountant Name: PricewaterhouseCoopers, LLP
                                                  ----------------------------
      B.  |X|  City: Charlotte  State:  NC    Zip Code:  28202   Zip Ext.:
                     ---------          ---              -----             ----
      C.  |X|  City:          State:            Zip Code:        Zip Ext.:
                     ------          --------             -----            ----

115.  A.  |X|  Independent Public Accountant Name:
                                                   ----------------------------
      B.  |X|  City:         State:          Zip Code:         Zip Ext.:
                     -----          -------            ------            ------
      C.  |X|  City:          State:            Zip Code:        Zip Ext.:
                     ------          --------             -----            ----

For period ending   12/31/99                          -----------------------
                                                      If filing more than one
File number 811-09409                                 Page 3, "X" box:   /  /
                                                      -----------------------


116.  Family of investment companies information:
                                                   ----------------------------
      A.  |X|  Is Registrant part of a family of investment
               companies?  (Y/N)            N
                                        -----------    ---------

      B.  |X|  Identify the family in 10 letters:

                             --------------------------------------------------

               (NOTE: In filing this form, use this identification
                      consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.  |X|  Is Registrant a separate account of an insurance
               company?  (Y/N)               N
                                          ----------    ---------

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B.  |X|  Variable annuity contracts (Y/N)
                                               --------------        --------
                                                                       Y/N

      C.  |X|  Scheduled premium variable life contracts?  (Y/N)
                                               --------------        --------
                                                                       Y/N

      D.  |X|  Flexible premium variable life contracts?  (Y/N)

                                               --------------        --------
                                                                       Y/N
      E. |X| Other types of insurance products registered under the Securities Act of 1933? (Y/N)

                                               --------------        --------
                                                                       Y/N

118.  |X| State the number of series existing at the end of the
          period that had securities registered under the
          Securities Act of 1933                                        0
                                -----------------------------        --------
119.  |X| State the number of new series for which registration
          statements under the Securities Act of 1933 became
          effective during the period                                   0
                                -----------------------------        --------
120.  |X| State the total value of the portfolio securities on
          the date of deposit for the new series included in
          item 119  ($000's omitted)                                $   0
                                -----------------------------        --------
121.  |X| State the number of series for which a current
          prospectus was in existence at the end of the period          0
                                -----------------------------        --------
122.  |X| State the number of existing series for which additional
          units were registered under the Securities Act of 1933
          during the current period                                     0
                                -----------------------------        --------

For period ending   12/31/99                          -----------------------
                                                      If filing more than one
File number 811-09409                                 Page 4, "X" box:   /  /
                                                      -----------------------


123. |X|  State the total value of the additional units
          considered in answering item 122 ($000's omitted)         $ 0
                                -----------------------------        --------
124. |X|  State the total value of units of prior series that
          were placed in the portfolios of subsequent series
          during the current period (the value of these units is
          to be measured on the date they were placed in the
          subsequent series) ($000's omitted)                        $ 0
                                -----------------------------        --------

125. |X|  State the total dollar amount of sales loads collected
          (before reallowances to other brokers or dealers) by
          Registrant's principal underwriter and any underwriter
          which is an affiliated person of the principal
          underwriter during the current period solely from the
          sale of units of all series of Registrant ($000's
          omitted)                                                  $ 0
                                -----------------------------       --------
126.      Of the amount show in item 125, state the total dollar
          amount of sales loads collected from secondary market
          operations in Registrant's units (include the sales
          loads, if any, collected on units of a prior series
          placed in the portfolio of a subsequent series.)
          ($000's omitted)                                          $ 0
                                -----------------------------       --------
127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):



                                                                         Number of      Total Assets     Total Income
                                                                           Series         ($000's        Distributions
                                                                         Investing        omitted)     ($000's omitted)

                                                                                                   <C<
A.  U.S. Treasury direct issue                                                     $               $
                               -------------------------------     -------------    -----------     -----------
B.  U.S. Government agency                                                         $               $
                           -----------------------------------     -------------    -----------     -----------
C.  State and municipal tax-free                                                   $               $
                                 -----------------------------     -------------    -----------     -----------
D.  Public utility debt                                                            $               $
                        --------------------------------------     -------------    -----------     -----------
E.  Brokers or dealers debt or debt of brokers' or dealers'
    parent                                                                         $               $
          ----------------------------------------------------     -------------    -----------     -----------
F.  All other corporate intermed. & long-term debt                                 $               $
                                                  ------------     -------------    -----------     -----------
G.  All other corporate short-term debt                                            $               $
                                       -----------------------     -------------    -----------     -----------
H.  Equity securities of brokers or dealers or parents of
    brokers or dealers                                                             $               $
                      ----------------------------------------     -------------    -----------     -----------
I.  Investment company equity securities                                           $               $
                                        ----------------------     -------------    -----------     -----------
J.  All other equity securities                                                    $               $
                               -------------------------------     -------------    -----------     -----------
K.  Other securities                                                    1          $6,766,257      $233,460
                    ------------------------------------------     -------------    ---------       -----------
L.  Total assets of all series of registrant                                       $               $
                                            ------------------     -------------    -----------    ------------

For period ending   12/31/99                          -----------------------
                                                      If filing more than one
File number 811-09409                                 Page 5, "X" box:   /  /
                                                      -----------------------

128.  |X| Is the timely payment of principal and interest on any
          of the portfolio securities held by any of Registrant's
          series at the end of the current period insured or
          guaranteed by an entity other than the issuer? (Y/N)            N
                                                              -------  --------
                                                                          Y/N

          [If answer is "N" (No), go to item 131.]

129.  |X| Is the issuer of any instrument covered in item 128
          delinquent or in default as to payment of principal or
          interest at the end of the current period? (Y/N)
                                                              -------  --------
                                                                          Y/N


          [If answer is "N" (No), go to item 131.]

130.  |X| In computations of NAV or offering price per unit, is
          any part of the value attributed to instruments
          identified in item 129 derived from insurance or
          guarantees? (Y/N)
                                                              -------  --------
                                                                          Y/N
          Total expenses incurred by all series of Registrant
          during the current reporting period ($000's omitted)          $   0
                                                              -------  --------


132.  |X|

          List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-09409            811-                811-                 811-                 811-
              ------------         ------------        ------------         ------------         ------------
          811-                 811-                811-                 811-                 811-
              ------------         ------------        ------------         ------------         ------------
          811-                 811-                811-                 811-                 811-
              ------------         ------------        ------------         ------------         ------------
          811-                 811-                811-                 811-                 811-
              ------------         ------------        ------------         ------------         ------------
          811-                 811-                811-                 811-                 811-
              ------------         ------------        ------------         ------------         ------------
          811-                 811-                811-                 811-                 811-
              ------------         ------------        ------------         ------------         ------------
          811-                 811-                811-                 811-                 811-
              ------------         ------------        ------------         ------------         ------------
          811-                 811-                811-                 811-                 811-
              ------------         ------------        ------------         ------------         ------------
          811-                 811-                811-                 811-                 811-
              ------------         ------------        ------------         ------------         ------------


For period ending   12/31/99                          -----------------------
                                                      If filing more than one
File number 811-09409                                 Page 6, "X" box:   /  /
                                                      -----------------------

Signature Page


This report is signed on behalf of the registrant (or depositor or trustee).


City of: Las Vegas              State of: Nevada              Date: 2/25/00


Name of Registrant, Depositor, or Trustee:  Amadeo, Inc. (Depositor)


By (Name and Title):                                 Witness (Name and Title):


/s/ Kristin M. Loucks                                /s/ Stacey A. Almond
------------------------                             ------------------------
    KRISTIN M. LOUCKS                                    STACEY A. ALMOND
    Vice President                                       President
    Amadeo, Inc.                                         Amadeo, Inc.